SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 93.0%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising -- 0.2%
----------------------------------------------------------------------
Getty Images, Inc.(1)                           1,700      $    37,009
----------------------------------------------------------------------
                                                           $    37,009
----------------------------------------------------------------------
Auto and Parts -- 2.0%
----------------------------------------------------------------------
Advance Auto Parts, Inc.(1)                     3,000      $   163,530
O'Reilly Automotive, Inc.(1)                    7,100          195,676
----------------------------------------------------------------------
                                                           $   359,206
----------------------------------------------------------------------
Banks -- 1.1%
----------------------------------------------------------------------
Corus Bankshares, Inc.                          2,300      $   105,614
CVB Financial Corp.                             4,000           90,840
----------------------------------------------------------------------
                                                           $   196,454
----------------------------------------------------------------------
Broadcasting and Radio -- 4.4%
----------------------------------------------------------------------
Cox Radio, Inc.(1)                              6,000      $   144,600
Cumulus Media, Inc., Class A(1)                 7,700          106,106
Entercom Communications Corp.(1)                5,800          266,220
Lin TV Corp., Class A(1)                       10,000          270,400
----------------------------------------------------------------------
                                                           $   787,326
----------------------------------------------------------------------
Business Services -- 8.3%
----------------------------------------------------------------------
Corporate Executive Board Co.(1)                3,000      $   102,750
Fair, Isaac and Co., Inc.                       6,750          221,873
Heidrick and Struggles International,
Inc.(1)                                         6,000          119,820
Hewitt Associates, Inc., Class A(1)             7,700          180,180
Hotels.com, Class A(1)                          3,500          147,805
Insight Enterprises, Inc.(1)                    6,000          151,140
Iron Mountain, Inc.(1)                          3,000           92,550
On Assignment, Inc.(1)                          7,000          124,600
Pegasus Solutions, Inc.(1)                      7,000          122,500
United Stationers, Inc.(1)                      7,000          212,800
----------------------------------------------------------------------
                                                           $ 1,476,018
----------------------------------------------------------------------
Communications Equipment -- 1.0%
----------------------------------------------------------------------
Bell Microproducts, Inc.(1)                     7,600      $    61,180
Newport Corp.(1)                                2,500           39,150
Tekelec(1)                                      9,000           72,270
----------------------------------------------------------------------
                                                           $   172,600
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Computer Software -- 3.3%
----------------------------------------------------------------------
Activision, Inc.(1)                             3,000      $    87,180
Mercury Interactive Corp.(1)                    1,500           34,440
Retek, Inc.(1)                                 10,000          243,000
SERENA Software, Inc.(1)                        7,000           95,881
THQ, Inc.(1)                                    4,000          119,280
----------------------------------------------------------------------
                                                           $   579,781
----------------------------------------------------------------------
Education -- 2.1%
----------------------------------------------------------------------
Career Education Corp.(1)                       3,000      $   135,000
Corinthian Colleges, Inc.(1)                    7,000          237,230
----------------------------------------------------------------------
                                                           $   372,230
----------------------------------------------------------------------
Electronics - Instruments -- 2.1%
----------------------------------------------------------------------
Benchmark Electronics, Inc.(1)                  1,400      $    40,600
FLIR Systems, Inc.(1)                           6,000          251,820
Keithley Instruments, Inc.                      5,000           72,200
----------------------------------------------------------------------
                                                           $   364,620
----------------------------------------------------------------------
Electronics - Semiconductors -- 3.6%
----------------------------------------------------------------------
Advanced Energy Industries, Inc.(1)             2,000      $    44,360
Cree, Inc.(1)                                   7,400           97,902
Exar Corp.(1)                                   9,000          177,480
Pericom Semiconductor Corp.(1)                  4,000           46,360
Silicon Laboratories, Inc.(1)                   7,000          195,930
Zoran Corp.(1)                                  3,700           84,767
----------------------------------------------------------------------
                                                           $   646,799
----------------------------------------------------------------------
Energy Services -- 0.3%
----------------------------------------------------------------------
AstroPower, Inc.(1)                             3,000      $    58,920
----------------------------------------------------------------------
                                                           $    58,920
----------------------------------------------------------------------
Food - Wholesale / Distribution -- 1.0%
----------------------------------------------------------------------
Performance Food Group Co.(1)                   5,000      $   169,300
----------------------------------------------------------------------
                                                           $   169,300
----------------------------------------------------------------------
Forest Products -- 0.8%
----------------------------------------------------------------------
Rayonier, Inc.                                  3,000      $   147,390
----------------------------------------------------------------------
                                                           $   147,390
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Health Services -- 6.3%
----------------------------------------------------------------------
Accredo Health, Inc.(1)                         5,000      $   230,700
AmeriPath, Inc.(1)                              1,300           29,159
LifePoint Hospitals, Inc.(1)                    8,000          290,480
MedQuist, Inc.(1)                               8,000          212,960
Province Healthcare Co.(1)                     10,000          223,600
Renal Care Group, Inc.(1)                       4,000          124,600
----------------------------------------------------------------------
                                                           $ 1,111,499
----------------------------------------------------------------------
Information Services -- 6.8%
----------------------------------------------------------------------
Acxiom Corp.(1)                                15,000      $   262,350
BISYS Group, Inc. (The)(1)                      2,000           66,600
CACI International, Inc., Class A(1)            5,500          210,045
Identix, Inc.(1)                               20,154          147,104
Keane, Inc.(1)                                  8,000           99,200
MICROS Systems, Inc.(1)                         6,000          166,260
PEC Solutions, Inc.(1)                         10,500          251,160
----------------------------------------------------------------------
                                                           $ 1,202,719
----------------------------------------------------------------------
Internet - Software -- 1.1%
----------------------------------------------------------------------
Network Associates, Inc.(1)                     3,000      $    57,810
TIBCO Software, Inc.(1)                        25,000          139,000
----------------------------------------------------------------------
                                                           $   196,810
----------------------------------------------------------------------
Internet Services -- 2.4%
----------------------------------------------------------------------
Alloy, Inc.(1)                                 10,000      $   144,400
Overture Services, Inc.(1)                      3,000           73,200
Websense, Inc.(1)                               8,000          204,560
----------------------------------------------------------------------
                                                           $   422,160
----------------------------------------------------------------------
Investment Services -- 1.3%
----------------------------------------------------------------------
Federal Agricultural Mortgage Corp.(1)          4,000      $   106,800
Waddell & Reed Financial, Inc., Class A         5,500          126,060
----------------------------------------------------------------------
                                                           $   232,860
----------------------------------------------------------------------
Manufacturing -- 0.8%
----------------------------------------------------------------------
Roper Industries, Inc.                          4,000      $   149,200
----------------------------------------------------------------------
                                                           $   149,200
----------------------------------------------------------------------
Medical - Biomed / Genetics -- 6.2%
----------------------------------------------------------------------
Abgenix, Inc.(1)                                8,000      $    78,400
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Medical - Biomed / Genetics (continued)
----------------------------------------------------------------------
Adolor Corp.(1)                                 4,000           45,040
Affymetrix, Inc.(1)                            11,000          263,890
Cephalon, Inc.(1)                               1,500           67,800
Charles River Laboratories
International, Inc.(1)                          9,000          315,450
deCode Genetics, Inc.(1)                        8,000           37,440
Neurocrine Biosciences, Inc.(1)                   900           25,785
Sepracor, Inc.(1)                               5,000           47,750
Tanox, Inc.(1)                                  6,500           70,395
Transkaryotic Therapies, Inc.(1)                3,000          108,150
XOMA Ltd.(1)                                   11,000           43,890
----------------------------------------------------------------------
                                                           $ 1,103,990
----------------------------------------------------------------------
Medical Products -- 2.6%
----------------------------------------------------------------------
Aradigm Corp.(1)                                7,000      $    30,541
Closure Medical Corp.(1)                        4,100           57,400
Diagnostic Products Corp.                       2,050           75,850
Given Imaging Ltd.(1)                           7,000           84,000
Resmed, Inc.(1)                                 2,800           82,320
Thoratec Corp.(1)                               6,251           56,196
Wright Medical Group, Inc.(1)                   4,000           80,640
----------------------------------------------------------------------
                                                           $   466,947
----------------------------------------------------------------------
Medical Services -- 2.0%
----------------------------------------------------------------------
Dianon Systems, Inc.(1)                         1,800      $    96,156
Stericycle, Inc.(1)                             7,500          265,575
----------------------------------------------------------------------
                                                           $   361,731
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.2%
----------------------------------------------------------------------
Hanover Compressor Co.(1)                      12,000      $   162,000
Varco International, Inc.(1)                   13,000          228,020
----------------------------------------------------------------------
                                                           $   390,020
----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 7.0%
----------------------------------------------------------------------
Clayton Williams Energy, Inc.(1)               17,000      $   197,200
Hydril Co.(1)                                   2,500           67,000
Newfield Exploration Co.(1)                     3,600          133,812
Noble Energy, Inc.                              5,000          180,250
Quicksilver Resources, Inc.(1)                  5,000          129,250
Spinnaker Exploration Co.(1)                    4,000          144,080
Ultra Petroleum Corp.(1)                       17,000          129,030

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Oil and Gas - Exploration and Production (continued)
----------------------------------------------------------------------
XTO Energy, Inc.                               13,000      $   267,800
----------------------------------------------------------------------
                                                           $ 1,248,422
----------------------------------------------------------------------
Publishing -- 0.9%
----------------------------------------------------------------------
McClatchy Co., (The) Class A                    2,400      $   154,200
----------------------------------------------------------------------
                                                           $   154,200
----------------------------------------------------------------------
Retail -- 0.9%
----------------------------------------------------------------------
GameStop Corp.(1)                               7,500      $   157,425
----------------------------------------------------------------------
                                                           $   157,425
----------------------------------------------------------------------
Retail - Food and Drug -- 3.5%
----------------------------------------------------------------------
Duane Reade, Inc.(1)                            8,300      $   282,615
Flowers Foods, Inc.(1)                          8,300          214,555
Whole Foods Market, Inc.(1)                     2,500          120,550
----------------------------------------------------------------------
                                                           $   617,720
----------------------------------------------------------------------
Retail - Restaurants -- 3.6%
----------------------------------------------------------------------
AFC Enterprises, Inc.(1)                        5,500      $   171,875
Applebee's International, Inc.                  9,000          204,840
Cheesecake Factory, Inc. (The)(1)               2,000           70,960
Sonic Corp.(1)                                  6,050          190,031
----------------------------------------------------------------------
                                                           $   637,706
----------------------------------------------------------------------
Retail - Specialty and Apparel -- 4.7%
----------------------------------------------------------------------
99 Cents Only Stores(1)                         2,000      $    51,300
AnnTaylor Stores Corp.(1)                       7,000          177,730
Hot Topic, Inc.(1)                              9,000          240,390
Pacific Sunwear of California, Inc.(1)          8,000          177,360
Yankee Candle Co., Inc.(1)                      7,000          189,630
----------------------------------------------------------------------
                                                           $   836,410
----------------------------------------------------------------------
Semiconductor Equipment -- 3.3%
----------------------------------------------------------------------
Brooks-PRI Automation, Inc.(1)                  1,500      $    38,340
Cabot Microelectronics Corp.(1)                 3,000          129,480
CoorsTek, Inc.(1)                               1,500           46,365
Rudolph Technologies, Inc.(1)                   5,000          124,650
Varian Semiconductor Equipment
Associates, Inc.(1)                             7,200          244,296
----------------------------------------------------------------------
                                                           $   583,131
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Software Services -- 2.9%
----------------------------------------------------------------------
Embarcadero Technologies, Inc.(1)              15,000      $    92,700
FileNET Corp.(1)                                6,000           87,000
J.D. Edwards & Co.(1)                          17,000          206,550
Manhattan Associates, Inc.(1)                   4,000          128,640
----------------------------------------------------------------------
                                                           $   514,890
----------------------------------------------------------------------
Telecommunications - Services -- 2.8%
----------------------------------------------------------------------
Catapult Communications Corp.(1)               14,300      $   312,755
Crown Castle International Corp.(1)            21,500           84,495
DSP Group, Inc.(1)                              2,800           54,880
Tollgrade Communications, Inc.(1)               3,000           44,010
----------------------------------------------------------------------
                                                           $   496,140
----------------------------------------------------------------------
Transportation -- 1.5%
----------------------------------------------------------------------
Swift Transportation Co., Inc.(1)              11,000      $   256,300
----------------------------------------------------------------------
                                                           $   256,300
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $16,678,413)                           $16,507,933
----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 9.6%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
Discount Note, 1.88%, 7/1/02                  $ 1,705      $ 1,704,997
----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $1,704,997)                         $ 1,704,997
----------------------------------------------------------------------
Total Investments -- 102.6%
   (identified cost $18,383,410)                           $18,212,930
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (2.6)%                   $  (457,581)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $17,755,349
----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $18,383,410)                           $18,212,930
Cash                                              394
Receivable for investments sold               308,382
Interest and dividends receivable               1,061
Prepaid expenses                                   42
-----------------------------------------------------
TOTAL ASSETS                              $18,522,809
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $   755,447
Accrued expenses                               12,013
-----------------------------------------------------
TOTAL LIABILITIES                         $   767,460
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $17,755,349
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $17,925,829
Net unrealized depreciation (computed on
   the basis of identified cost)             (170,480)
-----------------------------------------------------
TOTAL                                     $17,755,349
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002
Investment Income
-----------------------------------------------------
Interest                                  $    14,932
Dividends (net of foreign taxes, $423)         11,566
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    26,498
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    72,709
Trustees' fees and expenses                       101
Custodian fee                                  27,883
Legal and accounting services                   9,199
Miscellaneous                                   1,639
-----------------------------------------------------
TOTAL EXPENSES                            $   111,531
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (85,033)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(2,755,974)
   Net increase from payments by
      affiliates for net losses realized
      on disposal of investments in
      violation of restrictions                 9,252
   Foreign currency transactions                 (238)
-----------------------------------------------------
NET REALIZED LOSS                         $(2,746,960)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(2,061,520)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(2,061,520)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(4,808,480)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(4,893,513)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2002     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2001
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (85,033) $        (111,687)
   Net realized loss                            (2,746,960)        (4,258,367)
   Net change in unrealized appreciation
      (depreciation)                            (2,061,520)         1,935,749
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $     (4,893,513) $      (2,434,305)
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      7,824,217  $      18,252,466
   Withdrawals                                  (4,233,567)        (3,294,680)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $      3,590,650  $      14,957,786
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (1,302,863) $      12,523,481
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     19,058,212  $       6,534,731
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     17,755,349  $      19,058,212
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       -----------------------
                                  (UNAUDITED)           2001        2000(1)
-----------------------------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------------------------
Ratios (As a percentage of average daily net
   assets):
   Net expenses                          1.16%(2)        1.23%        2.22%(2)
   Net expenses after
      custodian fee reduction            1.16%(2)        1.23%        2.07%(2)
   Net investment loss                  (0.88)%(2)      (0.88)%      (1.58)%(2)
Portfolio Turnover                        130%            117%          89%
-----------------------------------------------------------------------------
TOTAL RETURN*                          (22.30)%        (23.80)%         --
-----------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $17,755         $19,058       $6,535
-----------------------------------------------------------------------------
+  The operating expenses of the Portfolio for the period ended December 31,
   2000 reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                           2.96%(2)
   Expenses after custodian
      fee reduction                                                   2.81%(2)
   Net investment loss                                               (2.32)%(2)
-----------------------------------------------------------------------------

 (1) For the period from the start of business, May 1, 2000, to December 31, 2000.
 (2)  Annualized.
 * Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Small-Cap Growth Portfolio (formerly Small Company Growth Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks long-term capital appreciation by investing in publicly traded stocks of small companies that are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded, or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices on the principal market where the security was traded. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations. For the six months ended
   June 30, 2002, $17 in credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate

SMALL-CAP GROWTH PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   of 0.75% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2002, the fee was equivalent to 0.75% (annualized) of the Portfolio's average daily net assets and amounted to $72,709. Additionally, the adviser fully reimbursed the Portfolio for losses on transactions not meeting the Portfolio's investment guidelines. For the six months ended
   June 30, 2002 the amount reimbursed to the Portfolio was $9,252. Except as to the Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended June 30, 2002, no amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $25,721,091 and $22,836,531, respectively, for the six months ended June 30, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $18,383,410
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,095,408
    Gross unrealized depreciation              (1,265,888)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (170,480)
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2002.

6 Name Change
-------------------------------------------
   Effective May 1, 2002, the Small Company Growth Portfolio changed its name to Small-Cap Growth Portfolio.

SMALL-CAP GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant